Pay vs Performance Disclosure	12 Months Ended
	Jun. 30, 2023 USD ($) PerShare	Jun. 30, 2022 USD ($) PerShare	Jun. 30, 2021 USD ($) PerShare
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid ("CAP") and certain financial performance of the Company, illustrating pay versus performance, or PvP. CAP does reflect the actual amount of compensation earned or paid to our named executive officers ("NEOs"). For further information concerning the Company's variable pay-for-performance philosophy and how the Company aligns executive compensation with the Company's performance, refer to our "Compensation Discussion and Analysis" section above.

YEAR(1)	SMMUARY COMPENSATION TABLE TOTAL FOR PEO ($)(2)	COMPENSATION ACTUALLY PAID TO PEO ($)(3)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOS ($)(2)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOS ($)(4)	VALUE OF INITIAL FIXED $100 INVESTMENT:(5)		NET INCOME(7)	DILUTED ADJUSTED EARNINGS PER SHARE - CONTINUING OPERATIONS(8)
					TOTAL SHAREHOLDER RETURN ($)	PEER GROUP TOTAL SHAREHOLDER RETURN ($)(6)
2023	2,739,387	3,294,156	625,082	699,517	161	131	68,937	5.35
2022	2,491,868	1,733,828	642,236	425,477	110	118	58,214	5.01
2021	3,208,666	4,806,992	758,056	969,949	138	160	56,170	3.34

(1)
Frederick A. Brightbill served as the Company's principal executive officer ("PEO") for the entirety of 2023, 2022, and 2021 and the Company's other NEOs for the applicable years were as follows:
a.
2023: Timothy M. Oxley, George Steinbarger, Patrick May, and Stephan Cloutier
b.
2021-2022: Timothy M. Oxley, George Steinbarger, Patrick May, and Scott Womack
(2)
Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Mr. Brightbill and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s NEOs other than the PEO for such years.
(3)
Amounts reported in this column represent the CAP for Mr. Brightbill as the Company's PEO in the indicated fiscal years, as computed in accordance with Item 402(v) of Regulation S-K, based on his total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown below. The Company does not have a defined benefit pension plan or pay dividends, so no pension or dividend adjustments were made.

PEO ADJUSTMENTS(1)	2023 ($)	2022 ($)	2021 ($)

Summary Compensation Table - Total Compensation	2,739,387	2,491,868	3,208,666
- Grant Date Fair Value of Stock Awards Grants in Fiscal Year	(1,450,021)	(1,050,037)	(1,373,637)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	981,352	733,810	2,030,848
+ / - Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	86,161	(395,221)	888,619
+ Fair Value of Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	314,530	141,477	-
+ / - Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	622,747	(188,069)	52,496
= Compensation Actually Paid	3,294,156	1,733,828	4,806,992

(1)
The valuation assumptions used to calculate the fair values of equity awards did not materially differ from those disclosed at the time of grant. Refer to the "Grants of Plan-Based Awards in 2023" table on page 45 for discussion of the valuation assumptions used for equity awards.
(4)
Amounts reported in this column represent the CAP for the Company's non-PEO NEOs in the indicated fiscal year, as computed in accordance with Item 402(v) of Regulation S-K, based on the average total compensation for such NEOs reported in the Summary Compensation Table for the indicated fiscal year and adjusted as shown in the table below, using the same methodology described above in Note 3. The Company does not have a defined benefit pension plan or pay dividends, so no pension or dividend adjustments were made.

NON-PEO NEOs AVERAGE ADJUSTMENTS	2023 ($)	2022 ($)	2021 ($)

Summary Compensation Table - Total Compensation	625,082	642,236	758,056
- Grant Date Fair Value of Stock Awards Grants in Fiscal Year	(212,833)	(185,470)	(260,787)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	144,042	100,003	334,674
+ / - Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	11,265	(52,720)	138,565
+ Fair Value of Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	46,167	19,255	-
+ / - Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	85,794	(35,663)	(559)
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	-	(62,164)	-
= Compensation Actually Paid	699,517	425,477	969,949

(5)
Total shareholder return ("TSR") is cumulative for the measurement period beginning on June 30, 2020, calculated in accordance with Item 201(e) of Regulation S-K.
(6)
The TSR Peer Group consists of the Russell 2000 Index, which is used by the Company for purposes of compliance with Item 201(e) of Regulation S-K.
(7)
Reflects Net Income as shown in the Company's Annual Report on Form 10-K for the indicated fiscal years.
(8)
For fiscal 2023, the Compensation Committee determined that Diluted Adjusted Earnings Per Share (EPS) continues to be viewed as a core driver of the Company's performance and stockholder value creation. Diluted Adjusted EPS is a non-GAAP financial measure. Please see Appendix A for a reconciliation of non-GAAP financial measures.

Company Selected Measure Name	Diluted Adjusted Earnings Per Share (EPS)
Named Executive Officers, Footnote
(1)
Frederick A. Brightbill served as the Company's principal executive officer ("PEO") for the entirety of 2023, 2022, and 2021 and the Company's other NEOs for the applicable years were as follows:
a.
2023: Timothy M. Oxley, George Steinbarger, Patrick May, and Stephan Cloutier
b.
2021-2022: Timothy M. Oxley, George Steinbarger, Patrick May, and Scott Womack

Peer Group Issuers, Footnote
(6)
The TSR Peer Group consists of the Russell 2000 Index, which is used by the Company for purposes of compliance with Item 201(e) of Regulation S-K.
(7)
Reflects Net Income as shown in the Company's Annual Report on Form 10-K for the indicated fiscal years.

PEO Total Compensation Amount	$ 2,739,387	$ 2,491,868	$ 3,208,666
PEO Actually Paid Compensation Amount	$ 3,294,156	1,733,828	4,806,992
Adjustment To PEO Compensation, Footnote
(3)
Amounts reported in this column represent the CAP for Mr. Brightbill as the Company's PEO in the indicated fiscal years, as computed in accordance with Item 402(v) of Regulation S-K, based on his total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown below. The Company does not have a defined benefit pension plan or pay dividends, so no pension or dividend adjustments were made.

PEO ADJUSTMENTS(1)	2023 ($)	2022 ($)	2021 ($)

Summary Compensation Table - Total Compensation	2,739,387	2,491,868	3,208,666
- Grant Date Fair Value of Stock Awards Grants in Fiscal Year	(1,450,021)	(1,050,037)	(1,373,637)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	981,352	733,810	2,030,848
+ / - Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	86,161	(395,221)	888,619
+ Fair Value of Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	314,530	141,477	-
+ / - Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	622,747	(188,069)	52,496
= Compensation Actually Paid	3,294,156	1,733,828	4,806,992

Non-PEO NEO Average Total Compensation Amount	$ 625,082	642,236	758,056
Non-PEO NEO Average Compensation Actually Paid Amount	$ 699,517	425,477	969,949
Adjustment to Non-PEO NEO Compensation Footnote
(4)
Amounts reported in this column represent the CAP for the Company's non-PEO NEOs in the indicated fiscal year, as computed in accordance with Item 402(v) of Regulation S-K, based on the average total compensation for such NEOs reported in the Summary Compensation Table for the indicated fiscal year and adjusted as shown in the table below, using the same methodology described above in Note 3. The Company does not have a defined benefit pension plan or pay dividends, so no pension or dividend adjustments were made.

NON-PEO NEOs AVERAGE ADJUSTMENTS	2023 ($)	2022 ($)	2021 ($)

Summary Compensation Table - Total Compensation	625,082	642,236	758,056
- Grant Date Fair Value of Stock Awards Grants in Fiscal Year	(212,833)	(185,470)	(260,787)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	144,042	100,003	334,674
+ / - Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	11,265	(52,720)	138,565
+ Fair Value of Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	46,167	19,255	-
+ / - Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	85,794	(35,663)	(559)
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	-	(62,164)	-
= Compensation Actually Paid	699,517	425,477	969,949

Compensation Actually Paid vs. Total Shareholder Return

CAP vs. TSR	CAP vs. NET INCOME

CAP vs. DILUTED ADJUSTED EPS

Compensation Actually Paid vs. Net Income

CAP vs. TSR	CAP vs. NET INCOME

CAP vs. DILUTED ADJUSTED EPS

Compensation Actually Paid vs. Company Selected Measure

CAP vs. TSR	CAP vs. NET INCOME

CAP vs. DILUTED ADJUSTED EPS

Tabular List, Table

The following is a list of financial performance measures, which in the Company's assessment represent the most important financial performance measures used by the Company to link CAP to the Named Executive Officers for 2023:

FINANCIAL PERFORMANCE MEASURES

Total Net Sales
Adjusted EBITDA
Diluted Adjusted EPS
Total Shareholder Return

Total Shareholder Return Amount	$ 161	110	138
Peer Group Total Shareholder Return Amount	131	118	160
Net Income (Loss)	$ 68,937	$ 58,214	$ 56,170
Company Selected Measure Amount | PerShare	5.35	5.01	3.34
PEO Name	Frederick A. Brightbill	Frederick A. Brightbill	Frederick A. Brightbill
Measure:: 1
Pay vs Performance Disclosure
Name	Total Net Sales
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Diluted Adjusted EPS
Non-GAAP Measure Description
(8)
For fiscal 2023, the Compensation Committee determined that Diluted Adjusted Earnings Per Share (EPS) continues to be viewed as a core driver of the Company's performance and stockholder value creation. Diluted Adjusted EPS is a non-GAAP financial measure. Please see Appendix A for a reconciliation of non-GAAP financial measures.

Measure:: 4
Pay vs Performance Disclosure
Name	Total Shareholder Return
PEO | Adjustment to Compensation Grant Date Fair Value of Stock Awards Grants in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,450,021)	$ (1,050,037)	$ (1,373,637)
PEO | Adjustment to Compensation Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	981,352	733,810	0
PEO | Adjustment to Compensation Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	86,161	(395,221)	888,619
PEO | Adjustment to Compensation Fair Value of Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	314,530	141,477	0
PEO | Adjustment to Compensation Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	622,747	(188,069)	52,496
Non-PEO NEO | Adjustment to Compensation Grant Date Fair Value of Stock Awards Grants in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(212,833)	(185,470)	(260,787)
Non-PEO NEO | Adjustment to Compensation Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	144,042	100,003	334,674
Non-PEO NEO | Adjustment to Compensation Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,265	(52,720)	138,565
Non-PEO NEO | Adjustment to Compensation Fair Value of Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	46,167	19,255	0
Non-PEO NEO | Adjustment to Compensation Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	85,794	(35,663)	(559)
Non-PEO NEO | Adjustment to Compensation Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (62,164)	$ 0